Net Loss Per Share (Narrative) (Details) (USD $)					3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2011 Stock Options [Member]	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2011 Stock Options [Member]	Mar. 31, 2012 Stock Options [Member]	Mar. 31, 2011 Stock Options [Member]	Sep. 30, 2012 Series A Warrant [Member]	Sep. 30, 2012 Series A Warrant [Member]	Mar. 31, 2012 Series A Warrant [Member]	Sep. 30, 2012 Series B Warrant [Member]	Sep. 30, 2012 Series B Warrant [Member]	Mar. 31, 2012 Series B Warrant [Member]	Sep. 30, 2012 Series C Warrant [Member]	Sep. 30, 2012 Series C Warrant [Member]	Mar. 31, 2012 Series C Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the computation of diluted net loss per share					164,000	14,000	164,000	14,000	14,000	20,000	1,174,785	1,174,785	1,174,785	2,520,000	2,520,000	2,520,000	2,520,000	2,520,000	2,520,000
Options, weighted-average exercise price	$ 1.64	$ 2.61	$ 3.08	$ 0.68					$ 2.61	$ 3.08
Warrant, weighted average exercise price													1.25			2.0			3.0